Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Interest and fees on loans	$ 36,474	$ 39,851
Interest and dividends on investments	1,026	1,329
Interest on federal funds sold and cash equivalents	246	129
Total interest income	37,746	41,309
Interest expense:
Interest on deposits	6,483	7,878
Interest on borrowings	941	1,353
Total interest expense	7,424	9,231
Net interest income	30,322	32,078
Provision for loan losses	7,300	10,450
Net interest income after provision for loan losses	23,022	21,628
Noninterest income (loss)
Gain on sale of SBA loans	3,582	4,439
Loan fees	394	220
Net income from BOLI	202	179
Service fees on deposit accounts	220	221
Other than temporary impairment losses	0	(132)
Portion of loss recognized in other comprehensive income (OCI) (before taxes)	0	3
Net impairment losses recognized in earnings	0	(129)
(Loss) gain on sale and write-down of real estate owned	(999)	(557)
Other	969	352
Total noninterest income (loss)	4,368	4,725
Noninterest expense
Compensation and benefits	5,866	5,638
Professional services	1,746	1,235
Occupancy and equipment	1,043	1,006
Data processing	410	405
FDIC insurance	1,094	985
OREO expense	1,529	642
Other operating expense	3,391	2,714
Total noninterest expense	15,079	12,625
Income before income tax expense	12,311	13,728
Income tax expense	4,242	5,524
Net income attributable to Company and noncontrolling interest	8,069	8,204
Net income attributable to noncontrolling interest	(756)	(932)
Net income attributable to Company	7,313	7,272
Preferred stock dividend and discount accretion	1,012	1,000
Net income available to common shareholders	$ 6,301	$ 6,272
Earnings per common share
Basic (in dollars per share)	$ 1.17	$ 1.17
Diluted (in dollars per share)	$ 1.17	$ 1.15
Weighted average shares outstanding
Basic (in shares)	5,379,558	5,374,561
Diluted (in shares)	5,382,596	5,466,458